Earnings/(Loss) per share (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Number of shares outstanding	489.1		489.1
Number of shares vested			0.8
Weighted average number of shares outstanding	489.0	488.2	488.8	488.2
Number of anti-dilutive shares	2.5	1.8	2.6	0.9